Net Gains (Losses) Arising From Derecognition of Financial Assets at Amortized Cost	12 Months Ended
Mar. 31, 2026
Gain (loss) arising from derecognition of financial assets measured at amortised cost [abstract]
Net Gains (Losses) Arising From Derecognition of Financial Assets at Amortized Cost
32	NET GAINS (LOSSES) ARISING FROM DERECOGNITION OF FINANCIAL ASSETS AT AMORTIZED COST
Net gains (losses) arising from derecognition of financial assets at amortized cost for the fiscal years ended March 31, 2026, 2025 and 2024 consisted of the following:

	For the fiscal year ended March 31,
	2026	2025	2024

	(In millions)
Gains	¥25,048	¥14,663	¥7,389
Losses	33,932	46,842	5,839

Total net gains (losses) arising from derecognition of financial assets at amortized cost (1)(2)	¥(8,884)	¥(32,179)	¥1,550

(1)
For the fiscal year ended March 31, 2026, net losses from the derecognition of financial assets measured at amortized cost were primarily due to the sales of certain low-profit loans in the Americas. For the fiscal year ended March 31, 2025, those were primarily due to the sales of certain low-profit
loans in the Europe and Middle East region. These sales were made to improve profitability and capital efficiency in global business.

(2)
For the fiscal year ended March 31, 2024, the amounts of “Gains” and “Losses” from derecognition of financial assets at amortized cost have been reclassified from “Other income” and “Other expenses,” respectively, to conform to the presentation in the fiscal years ended March 31, 2026 and March 31, 2025.